Note 6 - Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes Tables
Property, Plant and Equipment [Table Text Block]
	June 30, 2016	September 30, 2015	Estimated Useful Lives
Equipment	$755,000	$539,000	5
Furniture and fixtures	166,000	162,000	5
Leasehold improvements	648,000	598,000	Lesser of useful life or term of lease
Capital leases (primarily composed of computer equipment)	652,000	452,000	5
	2,221,000	1,751,000
Less accumulated depreciation and amortization	(1,384,000)	(1,039,000)
Fixed assets – net	$837,000	$712,000

	September 30,		Estimated Useful
	2015	2014	Lives (in years)
Equipment	$539,000	$339,000	5
Furniture and fixtures	162,000	139,000	5
Leasehold improvements	598,000	566,000	Lesser of useful life or term of lease
Capital Leases (Primarily composed of computer equipment)	452,000	453,000	5
	1,751,000	1,497,000
Less accumulated depreciation and amortization	(1,039,000)	(745,000)
Fixed assets - net	$712,000	$752,000